Consolidated Statements of Changes in Shareholders' (Deficit) / Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated losses		$ (646,965)	$ (646,965)
Maxpro Capital Acquisition Corp. [Member]
Decrease in share premium due to reclassification of warrants from equity to liabilities			7,100
Increase of warrant liability due to recalcification from equity			1,300
Decrease in accumulated losses due to reclassification of warrants from equity to liabilities			5,800
Accumulated losses		$ (5,800)	(5,800)
Net impact of equity by reduction of premium due to recalcification of warrants			$ 1,300
Pre-Closing Apollomics Ordinary Shares [Member]
Exercise of share options	4,358			85,521
Post-Closing Apollomics Ordinary Shares [Member]
Number of ordinary shares issued in exchange of pre closing business combination ordinary shares			312	6,130
Stock issued during the period exercise of stock options shares		312	624